Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Related parties

The Company’s related parties with which the Group had transactions include its affiliates, any director or executive officers of the Company and their immediate family members, as well as any shareholders owning more than 5% of the Company’s ordinary shares.

The table below sets forth the related parties and their relationships with the Group who had transaction with the Group for the years ended December 31, 2023, 2024 and 2025:

Name	Relationship
Mr. Weidong Gu	Founder and chairman of the board of directors of the Company
Mr. Zhisheng Cheng	Vice president of the Company
Mr. Xingzhi Huang	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd.	Shareholder of the Company

Amounts due to Related parties

The amounts due to a related party are as follows:

	As of December 31,
	2024	2025
Rental income received in advance:
Xinyu High-Tech Investment Co., Ltd.	$155	$55

Related party transactions

The transactions of related parties are as follows:

	For the years ended December 31,
	2023	2024	2025
Guarantee provided for bank borrowings:
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch	$6,497	$6,051	$6,199
Mr. Weidong Gu – Xinyu Rural Commercial Bank	4,237	4,173	4,275
Mr. Weidong Gu – Bank of China	14,124	9,737	-
Mr. Weidong Gu – Agricultural Bank of China	-	3,478	-
Mr. Zhisheng Cheng – Bank of China	14,124	9,737	-
Mr. Xingzhi Huang – Bank of China	14,124	9,737	-
Mr. Xingzhi Huang – Agricultural Bank of China	-	3,478	-

Rental income:
Xinyu High-Tech Investment Co., Ltd.	$69	$102	$102

Mr. Weidong Gu, Mr. Zhisheng Cheng and Mr. Xingzhi Huang also provided guarantees with their personal property for the Group’s notes payable credited by Xinyu Rural Commercial Bank Gaoxin Branch, Agricultural Bank of China Xinyu Branch and Bank of China Xinyu Branch.